Acquisitions (Tables)	12 Months Ended
Jun. 30, 2012
Little New Star Education Group [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash consideration
- deposit paid in fiscal 2009	21,582
- paid in fiscal 2010	10,844
- other payables in fiscal 2010	20,574
Share consideration	37,385
Fair value of total consideration transferred	90,385

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Copyrights, mini lamb video and franchises agreement	12,000	15 years
- Non-competition agreement	5,000	10 years
- Trademark	7,000	Indefinite
Cash and cash equivalent	6,359
Account receivables	54
Inventories	6,134
Other current assets	902
Fixed assets	15,792
Short term borrowings	(7,000)
Account payables	(2,140)
Advance from customers	(3,664)
Income tax payables	(394)
Other current liabilities	(3,444)
Deferred tax asset	926
Deferred tax liabilities	(3,737)
	33,788
Goodwill	56,597
Total identifiable net assets	90,385
Net cash outflow arising on acquisition in fiscal 2010
Cash consideration paid	10,844
Cash and cash equivalents acquired	(6,359)
	4,485

Acquisition Of Shenzhen Wentai Education Industry Development Co Ltd Member
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Wentai Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash consideration
- deposit paid in fiscal 2010	4,200
- paid in fiscal 2011	120,800
- other payables in fiscal 2011	1,000
Fair value of total consideration transferred	126,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademark and licenses	17,170	1-10 years
Cash and cash equivalents	110,619
Other receivables	6,003
Other current assets	4,276
Property, plant and equipment, net	28,965
Deferred revenue - current	(12,802)
Other current liabilities	(12,121)
Long-term bank borrowings	(1,500)
Deferred tax liabilities	(1,812)
Total identifiable net assets	138,798
Non-controlling interests	(41,639)
Goodwill	28,841
	126,000
Net cash outflow arising on acquisition in fiscal 2011
Cash consideration paid	120,800
Cash and cash equivalents acquired	(110,619)
	10,181

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	RMB	RMB
The amount attributable to Wentai Education in the Group''s consolidated statement of operations for the year ended June 30, 2011	49,893,223	7,857,010
Supplemental pro forma for year ended June 30, 2010 (unaudited)	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011 (unaudited)	91,483,890	(29,170,237)

Acquisition Of Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Yuanbo Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration
- deposit paid in fiscal 2011	4,000
- cash paid in fiscal 2012	75,866
Contingent consideration payable	7,331
Less: call option value	(7,913)
Fair value of total consideration transferred	79,284

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademark and licenses	19,900	1-10 years
- Preferential leasing contracts	17,600	19 years
Cash and cash equivalents	50,769
Property, plant and equipment, net	8,882
Other receivables	1,210
Other payables and other current liabilities	(6,282)
Deferred tax liabilities	(4,081)
	87,998
Non-controlling interest	(19,821)
Goodwill	11,107
Consideration	79,284

Net cash arising from acquisition:
- cash consideration paid in fiscal 2012	75,866
- cash and cash equivalent acquired	(50,769)
	25,097

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2010 and July 1, 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Yuanbo Education in the Group's consolidated statement of operations for the year ended June 30, 2012	34,310,588	5,094,435
Supplemental pro forma for year ended June 30, 2011	126,790,026	(26,609,909)
Supplemental pro forma for year ended June 30, 2012	163,022,321	(53,750,093)

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	7,331,002
Decrease in fair value during the year	(58,665)

Fair value as of June 30, 2012	7,272,337

Fair value as of June 30, 2012 (US$)	1,144,709

Changsha Kindergarten [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date.

At
acquisition
date
RMB'000
Consideration
Cash consideration
- paid in fiscal 2011	25,102
- other payables in fiscal 2011 (Note)	698
Fair value of total consideration transferred	25,800

Recognized amounts of identifiable assets acquired and liabilities assumed
Other receivables	8,485
Other current assets	237
Property, plant and equipment, net	7,327
Other payables	(3,195)
Other current liabilities	(4,361)
Deferred tax liabilities	(280)
8,213
Goodwill	17,587
25,800
Net cash outflow arising on acquisition:
Cash consideration paid in fiscal 2011	25,102

Note:	The consideration payable approximately of RMB 698,000 was settled in year ended June 30, 2012.

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	RMB	RMB
The amount attributable to Changsha Kindergarten in the Group''s consolidated statement of operations for the year ended June 30, 2011	1,990,968	348,436
Supplemental pro forma for year ended June 30, 2010 (unaudited)	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011 (unaudited)	93,474,859	(28,821,803)